Description of Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Forfeited non-vested accounts	$ 11,773,061	$ 13,017,806
Forfeited non-vested accounts, decrease from employer contribution	13,390,489	$ 13,326,193
Note receivable from participant, minimum borrowing, amount	1,000
Note receivable from participant, maximum borrowing, amount	$ 50,000
Note receivable from participant, maximum borrowing, to total account	50.00%
Participant loan, variable rate	2.00%
Total annual contribution opportunity	7.50%
Safe-harbor non-elective contribution
EBP, Description of Plan [Line Items]
Maximum eligible compensation	3.00%
Employer matching contribution
EBP, Description of Plan [Line Items]
Maximum eligible compensation	4.50%